Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Transfers among instruments between levels of fair value		¥ 0
Loss allowance for accounts receivable		4,692	¥ 4,680
Loss allowance for contract assets		8	8
Loss allowance individually calculated		¥ 615	¥ 734
Fixed rate debt as a percentage of total debt		82.90%	99.80%
Percentage of cash and cash equivalents denominated in Renminbi		78.00%	64.00%
Percentage of short-term and long-term debt denominated in Renminbi		99.40%	99.40%
Equity instruments at fair value through other comprehensive income		¥ 1,458	¥ 852
Equity securities listed in the mainland China [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	[1]	¥ 1,228	¥ 638
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt		1.00%	3.70%
Minimum period for managing liquidity risk		3 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rates used by the Group in estimating the fair values of long-term debt		4.90%	4.90%
Minimum period for managing liquidity risk		6 months

[1]	The above listed equity instruments represent ordinary shares of entities listed in the mainland China. These investments are not held for trading, instead, they are held for long-term strategic purposes. The directors of the Company have elected to designate these investments in equity instruments as of FVTOCI as they believe that recognizing short-term fluctuations in these investments’ fair value in profit or loss would not be consistent with the Group’s strategy of holding these investments for long-term purposes and realizing their performance potential in the long run.